Subsequent events - Additional Information (Detail) - Subsequent event [Member] - NRI [Member] - Common stock [Member] ¥ in Billions	Jun. 21, 2021 JPY (¥) shares
Subsequent Event [Line Items]
Sale of Stock, Number of Shares Issued in Transaction | shares	14,105,000
Equity Method Investment, Realized Gain (Loss) on Disposal, Total | ¥	¥ 36